CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	280,000,000	280,000,000
Class A common stock subject to redemption
Temporary equity, shares outstanding	27,600,000	27,600,000
Redemption price per share	$ 10.09	$ 10.00
Class A common stock not subject to redemption
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	6,900,000	6,900,000
Common shares, shares outstanding	6,900,000	6,900,000